Segment Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Number of reportable business segments before realignment	4
Number of reportable business segments	3
Electricity transmission costs	$ 198,837	$ 221,247	$ 221,511
External customers threshold percentage of revenue	10.00%